employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2021
employee benefits expense
Schedule of employee benefit expense

Years ended December 31 (millions)	Note	2021	2020
Employee benefits expense – gross
Wages and salaries [1]		$4,118	$3,668
Share-based compensation [2]	14	236	173
Pensions – defined benefit	15(a)	113	102
Pensions – defined contribution	15(f)	106	94
Restructuring costs [2]	16(a)	79	49
Employee health and other benefits		227	190
		4,879	4,276
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(91)	(74)
Amortized		66	55
Contract fulfilment costs	20
Capitalized		(2)	(2)
Amortized		5	4
Property, plant and equipment		(362)	(350)
Intangible assets subject to amortization		(226)	(208)
		(610)	(575)
		$4,269	$3,701

1	For the years ended December 31, 2021 and 2020, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.
2	For the year ended December 31, 2021, $8 of share-based compensation in the digitally-led customer experiences segment was included in restructuring costs.